TRADE AND OTHER RECEIVABLES - By debtor (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp 12,193	Rp 10,667
Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	9,188	8,310
Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	3,005	2,357
Gross or Cost
TRADE AND OTHER RECEIVABLES
Trade receivables	18,257	16,228
Gross or Cost | Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	14,057	12,634
Gross or Cost | Third parties | Individual and business subscribers
TRADE AND OTHER RECEIVABLES
Trade receivables	12,881	11,093
Gross or Cost | Third parties | Overseas international carriers
TRADE AND OTHER RECEIVABLES
Trade receivables	1,176	1,541
Gross or Cost | Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	4,200	3,594
Gross or Cost | State-owned enterprises
TRADE AND OTHER RECEIVABLES
Trade receivables	1,935	1,875
Gross or Cost | Indosat
TRADE AND OTHER RECEIVABLES
Trade receivables	738	303
Gross or Cost | Government agencies
TRADE AND OTHER RECEIVABLES
Trade receivables	732	587
Gross or Cost | PT Indonusa Telemedia ("Indonusa")
TRADE AND OTHER RECEIVABLES
Trade receivables	386	386
Gross or Cost | Others related entities (each below Rp 100 billion)
TRADE AND OTHER RECEIVABLES
Trade receivables	409	443
Allowance for expected credit losses
TRADE AND OTHER RECEIVABLES
Trade receivables	(6,064)	(5,561)	Rp (5,623)
Allowance for expected credit losses | Third parties
TRADE AND OTHER RECEIVABLES
Trade receivables	(4,869)	(4,324)
Allowance for expected credit losses | Related parties
TRADE AND OTHER RECEIVABLES
Trade receivables	Rp (1,195)	Rp (1,237)